Employee benefits - Pension and other post-employment benefits - Maturity Profile of Defined Benefit Pension Plan Obligation (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($) yr Participants
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	77,783
Actual benefit payments 2018	$ 586
Benefits expected to be paid 2019	632
Benefits expected to be paid 2020	653
Benefits expected to be paid 2021	676
Benefits expected to be paid 2022	697
Benefits expected to be paid 2023	718
Benefits expected to be paid 2024-2028	$ 3,864
Weighted average duration of defined benefit payments | yr	15.1
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	70,096
Actual benefit payments 2018	$ 521
Benefits expected to be paid 2019	575
Benefits expected to be paid 2020	594
Benefits expected to be paid 2021	615
Benefits expected to be paid 2022	636
Benefits expected to be paid 2023	657
Benefits expected to be paid 2024-2028	$ 3,567
Weighted average duration of defined benefit payments | yr	14.9
Foreign countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	7,687
Actual benefit payments 2018	$ 65
Benefits expected to be paid 2019	57
Benefits expected to be paid 2020	59
Benefits expected to be paid 2021	61
Benefits expected to be paid 2022	61
Benefits expected to be paid 2023	61
Benefits expected to be paid 2024-2028	$ 297
Weighted average duration of defined benefit payments | yr	17.9